UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/12

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    PAUL KENDRIGAN
Address: 121 MOUNT VERNON STREET
         BOSTON, MA 02108

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     PAUL KENDRIGAN
Title:    CHIEF COMPLIANCE OFFICER
Phone:    617-423-5705
Signature, Place, and Date of Signing:

   PAUL KENDRIGAN  BOSTON, MA    May 15, 2012


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:      78


Form 13F Information Table Entry Total:       $289,730



List of Other Included Managers:

NONE


								      FORM 13F INFORMATION TABLE
								VALUE  	 SHARES/	SH/	PUT/	INVSTMT	 OTHER	            VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000) PRN AMT	PRN	CALL	DSCRETN	MANAGERS	 SOLE	 SHARED	 NONE
------------------------------  --------------	---------	-------- -------	---	----	-------	---------	 -----	 -----	 --
3M CO				Com		88579y101	 318 	 3,570 		SH		Sole	 		 3,570
ABBOTT LABS			Com		002824100	 492 	 8,025 		SH		Sole	 		 8,025
ACCENTURE PLC CL A		Com		g1151c101	 6,545 	 101,479 	SH		Sole			 101,479
AIR PRODUCTS & CHEMICALS INC	Com		009158106	 514 	 5,595 		SH		Sole			 5,595
ANHEUSER-BUSCH INBEV SPONS ADR	Com		03524A108	 2383 	 32,770		SH		Sole			 32,770
APPLE				Com		037833100	 9,990	 16,662		SH		Sole			 16,662
ARIBA				Com		04033V203	 4,724	 144,426	SH		Sole			 144,426
AT&T INC			Com		00206r102	 6,369 	 203,935 	SH		Sole			 203,935
AUTOMATIC DATA PROCESSING INC	Com		053015103	 554	 10,031 	SH		Sole			 10,031
AUTOMATIC DATA PROCESSING INC	Com		053015103	 6 	 100		SH		Defined			 100
BANK OF NOVA SCOTIA HALIFAX	Com		064149107	 335 	 6,000 		SH		Sole			 6,000
BAXTER INTL INC			Com		071813109	 5,237 	 87,604 	SH		Sole			 87,604
BECTON DICKINSON		Com		075887109	 4,372 	 56,303 	SH		Sole			 56,303
BERKSHIRE HATHAWAY INC-CL B	Com		084670702	 204 	 2,518  	SH		Sole			 2,518
BIOGEN IDEC INC			Com		09062x103	 591 	 4,692 		SH		Sole			 4,692
BOEING CO			Com		097023105	 297 	 4,000 		SH		Sole			 4,000
BRISTOL MYERS SQUIBB CO		Com		110122108	 675 	 19,990 	SH		Sole			 19,990
CENOVUS ENERGY INC		Com		15135u109	 308 	 8,575 		SH		Sole			 8,575
CHEVRON CORPORATION		Com		166764100	 1,123 	 10,471 	SH		Sole	 		 10,471
CHEVRON CORPORATION		Com		166764100	 87 	 810		SH		Defined	 		 810
CISCO SYSTEMS INC		Com		17275r102	 4,673 	 220,939 	SH		Sole			 220,939
CITRIX SYSTEMS INC		Com		177376100	 4,477	 56,739 	SH		Sole	 		 56,739
COCA COLA CO			Com		191216100	 10,475	 141,541 	SH		Sole			 141,541
COGNIZANT TECHNOLOGY SOLUTIONS  Com		192446102	 4,070 	 52,891 	SH		Sole			 52,891
COLGATE PALMOLIVE CO		Com		194162103	 215 	 2,200	 	SH		Sole			 2,200
COOPER INDUSTRIES PLC		Com		g24140108	 4,717 	 73,759 	SH		Sole			 73,759
DOW CHEMICAL COMPANY		Com		260543103	 379 	 10,937 	SH		Sole			 10,937
DU PONT E I DE NEMOURS & CO	Com		263534109	 329	 6,217 		SH		Sole			 6,217
EDWARDS LIFESCIENCES CORP	Com		28176e108	 229 	 3,145 		SH		Sole			 3,145
EMERSON ELEC CO			Com		291011104	 4,151 	 79,561 	SH		Sole			 79,561
EXXONMOBIL CORP			Com		30231g102	 22,380  258,041 	SH		Sole			 258,041
EXXONMOBIL CORP			Com		30231g102	 69 	 800		SH		Defined			 800
FLAMEL TECHNOLOGIES SA SPONS A  Com		338488109	 56 	 11,000 	SH		Sole			 11,000
FREEPORT-MCMORAN COPPER AND GLD Com		35671d857	 2,026 	 53,261 	SH		Sole			 53,261
GENERAL ELECTRIC CORP		Com		369604103	 1,616 	 80,512 	SH		Sole			 80,512
GENERAL ELECTRIC CORP		Com		369604103	 19 	 970		SH		Defined			 970
GENUINE PARTS CO		Com		372460105	 5,202 	 82,904 	SH		Sole			 82,904
HEINZ H J CO			Com		423074103	 494	 9,230  	SH		Sole			 9,230
HEXCEL CORP			Com		428291108	 4,502 	 187,503 	SH		Sole			 187,503
INTEL CORP			Com		458140100	 1,177 	 41,870 	SH		Sole			 41,870
INTL BUSINESS MACHINES CORP	Com		459200101	 9,845 	 47,186 	SH		Sole			 47,186
ISHARES KLD 400 SOC SM IND F	Com		464288570	 600 	 11,562 	SH		Sole			 11,562
ISHARES MSCI EMERGING MKT IN	Com		464287234	 7,754 	 180,559 	SH		Sole			 180,559
ISHARES MSCI PACIFIC EX-JAPAN 	Com		464286665	 7,639 	 175,533 	SH		Sole			 175,533
ISHARES S&P 1500 INDEX FUND	Com		464287150	 3,390 	 52,956 	SH		Sole			 52,956
JARDINE MATHESON UNSPONS ADR	Com		471115402	 353	 7,015 		SH		Sole			 7,015
JOHNSON & JOHNSON		Com		478160104	 11,924  180,772 	SH		Sole	 		 180,772
MCDONALDS CORP			Com		580135101	 409 	 4,165	 	SH		Sole	 		 4,165
MERCK & CO INC			Com		58933Y105	 6,398 	 166,611	SH		Sole	 		 166,611
MICROSOFT CORP			Com		594918104	 8,880 	 275,321 	SH		Sole	    		 275,321
NESTLE SA SPONS ADR		Com		641069406	 5,349 	 84,908 	SH		Sole	 		 84,908
NEXTERA ENERGY INC		Com		65339f101	 6,981 	 114,287 	SH		Sole			 114,287
PEPSICO INC			Com		713448108	 7,425 	 111,910 	SH		Sole			 111,910
PEPSICO INC			Com		713448108	 7 	 100		SH		Defined			 100
PFIZER INC			Com		717081103	 516 	 22,768 	SH		Sole			 22,768
PFIZER INC			Com		717081103	 45	 1,992		SH		Defined			 1992
PNC FINANCIAL SERVICES GROUP	Com		693475105	 4,674	 72,475		SH		Sole			 72,475
PPG INDUSTRIES INC		Com		693506107	 287 	 3,000 		SH		Sole	 		 3,000
PRAXAIR INC			Com		74005p104	 6,533 	 56,991 	SH		Sole			 56,991
PROCTER & GAMBLE CO		Com		742718109	 23,407  348,263 	SH		Sole			 348,263
ROYAL BANK OF CANADA		Com		780087102	 325	 5,600 		SH		Sole			 5,600
SCHLUMBERGER LTD		Com		806857108	 5,624 	 80,428 	SH		Sole			 80,428
STATE STREET CORP		Com		857477103	 383 	 8,416	 	SH		Sole			 8,416
STRYKER CORPORATION		Com		863667101	 319 	 5,745 		SH		Sole			 5,745
TJX COS INC			Com		872540109	 255 	 6,430	 	SH		Sole			 6,430
TRAVELERS COMPANIES INC		Com		89417e109	 4,772 	 80,614 	SH		Sole			 80,614
UNION PAC CORP			Com		907818108	 4,750 	 44,193 	SH		Sole			 44,193
UNITED TECHNOLOGIES CORP	Com		913017109	 6,004 	 72,389 	SH		Sole			 72,389
US BANCORP NEW			Com		902973304	 6,608 	 208,586 	SH		Sole			 208,586
VANGUARD DIVIDEND APPREC ETF	Com		921908844	 10,722	 183,120 	SH		Sole			 183,120
VERIZON COMMUNICATIONS		Com		92343v104	 6,430	 168,202 	SH		Sole			 168,202
WALGREEN CO			Com		931422109	 221 	 6,605		SH		Sole			 6,605
WASTE MANAGEMENT INC		Com		94106l109	 4,345 	 124,273 	SH		Sole			 124,273
WELLS FARGO & CO		Com		949746101	 356	 10,425		SH		Sole			 10,425
WEYERHAEUSER CO			Com		962166104	 412 	 18,781 	SH		Sole			 18,781
YUM BRANDS INC			Com		988498101	 9,154 	 128,601 	SH		Sole			 128,601
